--------------------------------------------------------------------------------
 SUNAMERICA MONEY MARKET FUND
 SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                                                                August 14, 1997

Dear Shareholder:

  The SunAmerica Money Market Fund's investment objective is to seek as high a level of current income as is consistent with liquidity and stability of capital by investing primarily in high quality, short-term money market instruments.

  For the six month period ended June 30, 1997, the Fund's Class A share's total return was 2.12% and the Fund's SEC seven-day yield was 5.05%. Since the Fund invests only in short-term obligations with a maturity of 13 months or less, its performance generally tracks the short-term market levels.

  The Federal Reserve raised short-term interest rates on March 25, 1997 by 25 basis points in response to an expanding economy. It was their belief, given the strong economic data and the increases in employment, wage inflation would cause the economy undue stress. The raise in rates was a precautionary measure that proved effective as the economy has been able to continue its growth without generating significant inflationary pressure. After the increase in short rates, we extended the average maturity of the Fund to a level slightly longer than the Donoghue Average, a move which has proven to be quite beneficial. This action has allowed us to earn more on slightly longer money market securities than by simply investing the assets over night.

  As we enter the third quarter of the year, we are becoming more concerned with the strength and resiliency of the U.S. economy. The current growth rate and prospects for growth still point to an economy that is continuing to expand above the Federal Reserve's target level of 3%. However, we have yet to see the familiar signs of inflation. Our outlook on future Federal Reserve action remains cautious. We believe that the consumer has become more conservative in their spending patterns, despite an expected strong "back to school" shopping season. If the economic data continues to be stronger than the Federal Reserve's desired level, we could see a tightening in monetary policy at the November meeting.

  The Fund's strategy remains conservative. We expect to shorten the average maturity of the Fund to track that of the Donoghue Average and will focus on the issuers of securities which we believe offer the greatest level of liquidity.


                                          /s/ P. Christopher Leary

                                          P. Christopher Leary
                                          Portfolio Manager

--------------------------------------------------------------------------------
 SUNAMERICA MONEY MARKET FUND
 PORTFOLIO OF INVESTMENTS AT JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                      PRINCIPAL
                                        AMOUNT                                  VALUE
SECURITY DESCRIPTION                (IN THOUSANDS)  RATE**      MATURITY       (NOTE 2)
-----------------------------------------------------------------------------------------
ASSET BACKED SECURITIES--2.3%
Americredit Automobile
 Receivable Trust                      $ 4,327       5.52%       4/06/98     $  4,326,568
Capital Equipment
 Receivable Trust                        1,889       5.60       10/15/97        1,888,667
Standard Credit Card
 Master Trust                            5,000       5.86        9/15/97        5,002,876
                                                                             ------------
TOTAL ASSET BACKED SECURITIES
 (amortized cost $11,218,111)                                                  11,218,111
                                                                             ------------
BANKERS ACCEPTANCE--6.0%
Dai-Itchi Kango Bank                     8,000       5.70        8/06/97        7,954,400
Industrial Bank of Japan Ltd.            7,000       5.70        7/01/97        7,000,000
Sanwa Bank Ltd.                         14,000     5.64-5.71 7/14/97-8/14/97   14,021,366
                                                                             ------------
TOTAL BANKERS ACCEPTANCE
 (amortized cost $28,975,766)                                                  28,975,766
                                                                             ------------
CERTIFICATES OF DEPOSIT--12.5%
Bank of Tokyo Mitsubishi Ltd.           12,000       5.76        9/19/97       12,000,526
Dai-Itchi Kango Bank                     8,000       5.86        8/05/97        8,000,230
Industrial Bank of Japan Ltd.            7,000       5.85        7/18/97        7,000,065
Norinchuken Bank                        10,000       5.78        7/02/97       10,000,006
Rabobank Nederland N.V.                 13,000     6.07-6.20 3/26/98-4/09/98   12,999,266
Societe Generale Institutional          10,000       6.35        4/15/98        9,998,497
                                                                             ------------
TOTAL CERTIFICATES OF DEPOSIT
 (amortized cost $59,998,590)                                                  59,998,590
                                                                             ------------
COMMERCIAL PAPER--47.5%
American Home Products Corp.             6,000       5.56        7/15/97        5,987,027
Australian Wheat Board                   6,000       5.63        8/07/97        5,965,282
Bil North America, Inc.                 10,000       5.65        7/17/97        9,974,889
Cemex SA, Series B                      10,000       5.67        8/11/97        9,935,425
Certain Funding Corp.                    7,000       5.63        7/11/97        6,989,053
Cregem North America, Inc.               7,000       5.60        8/29/97        6,935,756
Demir Funding Corp.                     10,000       5.59       10/14/97        9,836,958
Eksportinas ASA                          6,000       5.60        8/29/97        5,944,933
First Deposit Master Trust               8,000       5.60        7/15/97        7,982,578
Garanti Funding Corp., Series A         10,000       5.65        7/11/97        9,984,305
Goldman Sachs Group L.P.                10,000       5.73        1/20/98        9,676,892
Greenwich Asset Funding, Inc.           10,000       5.58        8/13/97        9,933,350
Guinness PLC                             8,000       5.62        7/21/97        7,975,022
Island Finance Puerto Rico, Inc.         8,000       5.62        7/10/97        7,988,760
Madison Funding Corp.                    7,130       5.66        7/28/97        7,099,733
Merrill Lynch & Co., Inc.               18,000     5.62-5.63 7/09/97-8/20/97   17,911,815
Mitsui & Co. USA, Inc.                  16,000     5.60-5.68 7/22/97-8/12/97   15,920,854
Oak Funding Corp.                        8,500       5.65        8/14/97        8,441,303
Old Line Funding Corp.                  11,721       5.60        9/12/97       11,587,901
Sinochem American CP, Inc.               8,000       5.61        8/08/97        7,952,627
Southwestern Bell Telephone Co.         20,000       6.15        7/01/97       20,000,000
Sumitomo Corp. of America                7,000       5.78        8/22/97        6,941,558
Sunbelt-DIX, Inc.                        6,000       5.60        9/16/97        5,928,133
Transportadora de Gas Del Sur            5,000       5.65        7/24/97        4,981,951
USAA Capital Corp.                       6,000       5.60        7/07/97        5,994,400
                                                                             ------------
TOTAL COMMERCIAL PAPER
 (amortized cost $227,870,505)                                                227,870,505
                                                                             ------------

--------------------------------------------------------------------------------
 SUNAMERICA MONEY MARKET FUND
 PORTFOLIO OF INVESTMENTS AT JUNE 30, 1997 (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                       AMOUNT                                  VALUE
SECURITY DESCRIPTION                               (IN THOUSANDS)  RATE**      MATURITY       (NOTE 2)
------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCIES-- 4.7%
Agency for International Development India+           $ 3,000       5.52%       7/01/97     $  3,005,105
Agency for International Development Israel+            2,812       5.78        7/01/97        2,812,321
Agency for International Development Panama+            4,952       5.89        7/01/97        4,982,444
Federal National Mortgage Association
 Discount Notes                                        12,000       5.57       10/09/97       11,814,333
                                                                                            ------------
TOTAL GOVERNMENT AGENCIES
 (amortized cost $22,614,203)                                                                 22,614,203
                                                                                            ------------
MEDIUM TERM NOTES--16.6%
American Express Centurion Bank                         5,000       5.66        7/09/97        5,000,000
Asset Backed Securities Investments                    11,000       5.48        7/16/97       11,000,000
Bear Stearns Cos., Inc.+                               20,500     5.69-5.89 7/03/97-7/17/97   20,513,036
Boatmen's National Bank of St. Louis+                   8,000       5.67        7/08/97        7,999,838
Fleet Financial Group                                   5,000       5,91        9/29/97        5,001,486
PNC Bank, N.A.                                         15,000       5.60       12/11/97       14,996,459
Sigma Finance Corp.                                     6,000       6.28        4/24/98        6,000,000
Sony Capital Corp.+                                     9,000       5.78        8/29/97        9,000,000
                                                                                            ------------
TOTAL MEDIUM TERM NOTES
 (amortized cost $79,510,819)                                                                 79,510,819
                                                                                            ------------
TAXABLE MUNICIPAL MEDIUM TERM NOTES--8.2%
Illinois Student Assistance Corp.+                     21,000       5.65        7/02/97       21,000,000
New Hampshire State Industrial Development
 Authority                                             11,000       5.51        7/23/97       10,999,994
Texas G.O.+                                             7,415       5.63        7/02/97        7,415,000
                                                                                            ------------
TOTAL TAXABLE MUNICIPAL MEDIUM TERM NOTES
 (amortized cost $39,414,994)                                                                 39,414,994
                                                                                            ------------
TOTAL INVESTMENT SECURITIES
 (amortized cost $469,602,988)                                                               469,602,988
                                                                                            ------------
REPURCHASE AGREEMENTS--1.5%
Joint Repurchase Agreement Account (Note 3)
Chase Securities, Inc.                                    835       5.65        7/01/97          835,000
Yamaichi International (America), Inc.                  6,365       5.90        7/01/97        6,365,000
                                                                                            ------------
TOTAL REPURCHASE AGREEMENTS
 (cost $7,200,000)                                                                             7,200,000
                                                                                            ------------
TOTAL INVESTMENTS
 (amortized cost $476,802,988*)                99.3%                                         476,802,988
Other assets less liabilities                   0.7                                            3,294,519
                                              -----                                         ------------
NET ASSETS                                    100.0%                                        $480,097,507
                                              =====                                         ============

--------
* At June 30, 1997 the cost of securities for Federal income tax purposes was the same for book purposes
** Rates shown are rates in effect as of June 30, 1997
+ Variable rate security; maturity date reflects the next reset date G.O.--General Obligation

    PORTFOLIO BREAKDOWN AS A PERCENTAGE OF NET ASSETS (EXCLUDING REPURCHASE
                            AGREEMENT) BY INDUSTRY@

Banking                           23.3%
Finance                           18.9
Financial Services                10.6
Securities Holding Company        10.0
Municipalities                     8.2
Industrial                         7.7
Receivables Company                6.3
Government Agencies                4.7
Utilities                          4.2
Food & Beverages                   1.7
Sovereign                          1.2
Consumer Credit Services           1.0
                                  ----
                                  97.8%
                                  ====

@ As grouped by Moody's Investors Service Global Short Term Market Record


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
 SUNAMERICA MONEY MARKET FUND
 STATEMENT OF ASSETS AND LIABILITIES AT JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
Investment securities, at value (amortized cost $476,802,988)....... $476,802,988
Receivable for fund shares sold.....................................    9,863,768
Interest receivable.................................................    1,544,023
Prepaid expenses....................................................       84,692
                                                                     ------------
 Total assets.......................................................  488,295,471
                                                                     ------------
LIABILITIES:
Payable for fund shares repurchased.................................    6,441,632
Dividends payable...................................................      938,142
Accrued expenses....................................................      278,566
Due to custodian bank...............................................      265,179
Investment advisory and management fees payable.....................      197,536
Distribution and service maintenance fees payable...................       76,909
                                                                     ------------
 Total liabilities..................................................    8,197,964
                                                                     ------------
    Net assets...................................................... $480,097,507
                                                                     ============
NET ASSETS WERE COMPOSED OF:
Common Stock, $.001 par value (10 billion shares authorized)........ $    480,073
Additional paid-in capital..........................................  479,487,214
                                                                     ------------
                                                                      479,967,287
Accumulated undistributed net investment income.....................      130,220
                                                                     ------------
    Net assets...................................................... $480,097,507
                                                                     ============
CLASS A:
 Net asset value ($452,007,629/451,987,502 shares outstanding)......        $1.00
                                                                            =====
CLASS B:
 Net asset value ($28,089,878/28,085,102 shares outstanding)........        $1.00
                                                                            =====

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


INVESTMENT INCOME:
 Interest..............................................             $13,265,391
                                                                    -----------
EXPENSES:
 Investment advisory and management fees...............  $1,179,567
 Service maintenance fees--Class A.....................     326,388
 Distribution and service maintenance fees--Class B....     164,895
 Transfer agent and shareholder servicing fees and ex-
  penses--Class A......................................     555,627
 Transfer agent and shareholder servicing fees and ex-
  penses--Class B......................................      48,255
 Directors' fees and expenses..........................      66,559
 Custodian fees and expenses...........................      53,270
 Registration fees--Class A............................      40,744
 Registration fees--Class B............................       3,664
 Audit and tax consulting fees.........................      18,140
 Printing expense......................................      15,480
 Insurance expense.....................................       2,547
 Legal fees and expenses...............................       2,060
 Miscellaneous expenses................................       3,185
                                                         ----------
                                                                      2,480,381
 Less: expense offset..................................                 (72,902)
                                                                    -----------
 Net expenses..........................................               2,407,479
                                                                    -----------
 Net investment income.................................              10,857,912
                                                                    -----------
 INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......             $10,857,912
                                                                    ===========

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
 SUNAMERICA MONEY MARKET FUND
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                           FOR THE SIX MONTHS
                                                 ENDED          FOR THE YEAR
                                             JUNE 30, 1997          ENDED
                                              (UNAUDITED)     DECEMBER 31, 1996
                                           ------------------------------------
INCREASE IN NET ASSETS:
OPERATIONS:
 Net investment income...................     $ 10,857,912      $ 17,081,743
                                              ------------      ------------
 Net increase in net assets resulting
  from operations........................       10,857,912        17,081,743
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS:
 From net investment income (Class A)....      (10,133,467)      (15,491,408)
 From net investment income (Class B)....         (710,098)       (1,583,636)
                                              ------------      ------------
 Total dividends and distributions to
  shareholders...........................      (10,843,565)      (17,075,044)
INCREASE IN NET ASSETS FROM FUND SHARE
 TRANSACTIONS (NOTE 5)...................       52,270,659        59,699,130
                                              ------------      ------------
 Total increase in net assets............       52,285,006        59,705,829
NET ASSETS:
 Beginning of year.......................      427,812,501       368,106,672
                                              ------------      ------------
 End of period (including undistributed
  net investment income of $130,220 and
  $105,317 at June 30, 1997 and December
  31, 1996, respectively)................     $480,097,507      $427,812,501
                                              ============      ============

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                NET                                      NET                 NET                     RATIO OF
               ASSET                         DIVIDENDS  ASSET               ASSETS   RATIO OF     NET INVESTMENT
               VALUE      NET     TOTAL FROM  FROM NET  VALUE               END OF   EXPENSES       INCOME TO
   PERIOD    BEGINNING INVESTMENT INVESTMENT INVESTMENT END OF   TOTAL      PERIOD  TO AVERAGE       AVERAGE
   ENDED     OF PERIOD   INCOME   OPERATIONS   INCOME   PERIOD RETURN(1)   (000'S)  NET ASSETS      NET ASSETS
-----------------------------------------------------------------------------------------------------------------
                                                        CLASS A
                                                        -------
 12/31/93     $1.000     $0.023     $0.023    $(0.023)  $1.000   2.32%     $189,160    1.16%           2.30%
 12/31/94      1.000      0.034      0.034     (0.034)   1.000   3.47       213,958    1.00            3.43
 12/31/95      1.000      0.051      0.051     (0.051)   1.000   5.18       316,308    1.01(2)         5.04
 12/31/96      1.000      0.045      0.045     (0.045)   1.000   4.61       398,698    1.00(3)         4.52
 06/30/97(6)   1.000      0.021      0.021     (0.021)   1.000   2.12       452,008    0.99(3)(5)      4.66(5)
                                                        CLASS B
                                                        -------
 09/24/93-
 12/31/93     $1.000     $0.004     $0.004    $(0.004)  $1.000   0.44%(4)   $41,915    1.69%(5)        1.69%(5)
 12/31/94      1.000      0.027      0.027     (0.027)   1.000   2.76        98,398    1.69            2.91
 12/31/95      1.000      0.044      0.044     (0.044)   1.000   4.49        51,799    1.78(2)         4.37
 12/31/96      1.000      0.038      0.038     (0.038)   1.000   3.83        29,114    1.77(3)         3.76
 06/30/97(6)   1.000      0.017      0.017     (0.017)   1.000   1.76%       28,090    1.75(3)(5)      3.88(5)

--------
(1) Total return does not reflect sales load
(2) The expense ratio reflects the effect of a gross up of custody and transfer agent expense credits for the year ended December 31, 1995 of 0.05% and 0.13% for Class A and Class B, respectively.
(3) The expense ratio reflects the effect of a gross up of transfer agent expense credits as follows:

                     12/31/96 6/30/97
                     -------- -------
    Class A.........  0.03%    0.03%
    Class B.........  0.04%    0.01%

(4) Total return is not annualized
(5) Annualized
(6) Unaudited

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
 SUNAMERICA MONEY MARKET FUND
 NOTES TO FINANCIAL STATEMENTS--JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  NOTE 1. ORGANIZATION
  SunAmerica Money Market Fund (the "Fund") is an open-end diversified management investment company organized as a Maryland Corporation.

  The Fund currently offers Class A shares and Class B shares. The offering price is the next determined net asset value per share. For Class B shares only, a declining contingent deferred sales charge ("CDSC") is imposed on certain redemptions made within six years. Class B shares of the Fund convert automatically to Class A shares on the first business day of the month seven years after the issuance of such Class B shares and at such time are no longer subject to a distribution fee. Each class of shares bears the same voting, dividend, liquidation and other rights and conditions and each makes account maintenance and service fee payments under a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") except that Class B shares are subject to distribution fees.

  NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements:

  SECURITY VALUATIONS: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

  REPURCHASE AGREEMENTS: The Fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

  SECURITIES TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS:
  Securities transactions are recorded as of the trade date. Interest income, including the accretion of discount and amortization of premium, is accrued daily. Realized gains and losses on sales of investments are calculated on the identified cost basis.

  Net investment income other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

  Dividends from net investment income are declared daily and paid monthly.

  USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

--------------------------------------------------------------------------------
 SUNAMERICA MONEY MARKET FUND
 NOTES TO FINANCIAL STATEMENTS--JUNE 30, 1997 (UNAUDITED)--(CONTINUED)
--------------------------------------------------------------------------------

  FEDERAL INCOME TAXES: It is the Fund's policy to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income or excise tax provisions are required.

  For the year ended December 31, 1996, the Fund incurred capital loss of $15,566 which was offset against interest income on the Statement of Operations. At December 31, 1996, the Fund had capital loss carryforwards in the following amounts:

                                        EXPIRATION
             --------------------------------------------------------------
              2002                         2003                      2004
             ------                       -------                   -------
             $5,892                       $11,725                   $15,660

  To the extent that these capital loss carryforwards are utilized to offset future net realized gains on securities transactions, the gain, so offset will not be distributed to the shareholders, to the extent provided by the regulations.

  Capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The fund has incurred and will elect to defer $820 of such capital losses.

  NOTE 3. JOINT REPURCHASE AGREEMENT ACCOUNT
  As of June 30, 1997, the Fund had a 1.7% undivided interest, which represented $835,000 in principal amount, in a repurchase agreement in a joint account with Chase Securities, Inc. and a 7.7% undivided interest, which represented $6,365,000 in principal amount in a repurchase agreement in a joint account with Yamaichi International (America), Inc. As of such date, the repurchase agreements in the joint account and the collateral therefore was as follows:

  Chase Securities, Inc., Repurchase Agreement, 5.65% dated 6/30/97, in the principal amount of $49,405,000 repurchase price $49,412,754 due 7/01/97 collateralized by $41,520,000 U.S. Treasury Bonds 8.50% due 2/15/20, approximate aggregate value $50,394,900.

  Yamaichi International (America), Inc., Repurchase Agreement, 5.90% dated 6/30/97, in the principal amount of $82,450,000 repurchase price $82,463,513 due 7/01/97 collateralized by $19,395,000 U.S. Treasury Bonds 7.625% due 11/15/22 and $45,810,000 U.S. Treasury Bonds 7.25% due 5/15/16 and
  $13,875,000 U.S. Treasury Notes 8.00% due 5/15/01, approximate aggregate value $84,105,712.

  NOTE 4. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT, DISTRIBUTION AGREEMENT AND SERVICE AGREEMENT
  The Fund has an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica Asset Management Corp. ("SAAMCo"), an indirect wholly owned subsidiary of SunAmerica Inc. Under the Agreement, SAAMCo provides continuous supervision of the Fund's portfolio and administers its corporate affairs, subject to general review by the Directors. In connection therewith, SAAMCo furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SAAMCo and its affiliates. The investment advisory and management fee to SAAMCo is computed daily and payable monthly, at an annual rate of .50% on the first $600 million of the Fund's daily net assets, .45% on the next $900 million of net assets and .40% on net assets over $1.5 billion.

--------------------------------------------------------------------------------
 SUNAMERICA MONEY MARKET FUND
 NOTES TO FINANCIAL STATEMENTS--JUNE 30, 1997 (UNAUDITED)--(CONTINUED)
--------------------------------------------------------------------------------

  The Fund has a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an indirect wholly owned subsidiary of SunAmerica Inc. The Fund has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's board of directors and approved by its shareholders. Pursuant to such rule, the Directors and the shareholders of each class of shares of the Fund have adopted Distribution Plans hereinafter referred to as the "Class A Plan" and the "Class B Plan." In adopting the Class A Plan and the Class B Plan, the Directors determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of the Class B shares will not be used to subsidize the sale of Class A shares.

  Under the Class B Plan the Distributor receives payments from the Fund at the annual rate of up to 0.75% of the average daily net assets of the Fund's Class B shares, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class B Plan may exceed the Distributor's distribution costs as described above. The Class A Plan does not provide for a distribution fee. The Distribution Plans provide that each class of shares of the Fund may also pay the Distributor an account maintenance and service fee of up to an annual rate of 0.15% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. In this regard, some payments are used to compensate broker-dealers with account maintenance and service fees in an amount up to 0.15% per year of the assets maintained in the Fund by their customers. For the six months ended June 30, 1997, SACS earned fees of $491,283 from the Fund.

  SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of the Fund's Class B shares. For the six months ended June 30, 1997, SACS informed the Fund that it received approximately $114,756 in contingent deferred sales charges.

  The Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly owned subsidiary of SunAmerica Inc. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement permits the Fund to reimburse SAFS for costs incurred in providing such services which is approved annually by the Directors. For the six months ended June 30, 1997, the Fund (Class A and Class B) incurred expenses of $519,009 to reimburse SAFS pursuant to the terms of the Service Agreement. Of this amount, $86,916 was payable to SAFS at June 30, 1997.

--------------------------------------------------------------------------------
 SUNAMERICA MONEY MARKET FUND
 NOTES TO FINANCIAL STATEMENTS--JUNE 30, 1997 (UNAUDITED)--(CONTINUED)
--------------------------------------------------------------------------------

  NOTE 5. CAPITAL SHARE TRANSACTIONS
  Transactions in shares of each class, all at $1.00 per share, for the six months ended June 30, 1997 and for the prior year were as follows:

                                                   MONEY MARKET FUND
                             --------------------------------------------------------------
                                         CLASS A                         CLASS B
                             -------------------------------  -----------------------------
                                 FOR THE                          FOR THE
                             SIX MONTHS ENDED    FOR THE      SIX MONTHS ENDED   FOR THE
                                 JUNE 30,       YEAR ENDED        JUNE 30,      YEAR ENDED
                                   1997        DECEMBER 31,         1997       DECEMBER 31,
                               (UNAUDITED)         1996         (UNAUDITED)        1996
                             ---------------- --------------  ---------------- ------------
   Shares sold.............    1,069,503,224   1,460,788,582     69,895,359     122,015,372
   Reinvested dividends....        9,116,002      15,326,870        544,475       1,346,953
   Shares redeemed.........   (1,025,320,294) (1,393,731,702)   (71,468,107)   (146,046,945)
                              --------------  --------------    -----------    ------------
   Net increase (decrease).       53,298,932      82,383,750     (1,028,273)    (22,684,620)
                              ==============  ==============    ===========    ============

  NOTE 6. DIRECTORS' RETIREMENT PLAN
  The Directors (and Trustees) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Directors. The Retirement Plan provides generally that if an unaffiliated Director who has at least 10 years of consecutive service as a Disinterested Director of any of the SunAmerica mutual funds (an "Eligible Director") retires after reaching age 60 but before age 70 or dies while a Director, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An Eligible Director may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of June 30, 1997, the Fund had accrued $39,240 for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities and for the six months ended June 30, 1997, expensed $8,879 for the Retirement Plan, which is included in Directors' fees and expenses on the Statement of Operations.

-------------------------------------------------------------------------------
 SUNAMERICA MONEY MARKET FUND
--------------------------------------------------------------------------------

TRUSTEES                                 INVESTMENT MANAGER AND ADMINISTRATOR
S. James Coppersmith                     SunAmerica Asset Management Corp.
Samuel M. Eisenstat                      The SunAmerica Center
Stephen J. Gutman                        733 Third Avenue
Peter A. Harbeck                         New York, NY 10017-3204

Peter McMillan III                       DISTRIBUTOR
Sebastiano Sterpa                        SunAmerica Capital Services, Inc.

OFFICERS                                 The SunAmerica Center
Peter A. Harbeck, President              733 Third Avenue
Nancy Kelly, Vice President              New York, NY 10017-3204
P. Christopher Leary, Vice President
Robert M. Zakem, Secretary               SHAREHOLDER SERVICING AGENT
Peter C. Sutton, Treasurer               SunAmerica Fund Services, Inc.
John T. Genoy, Assistant Treasurer       The SunAmerica Center
Donna M. Handel, Assistant Treasurer     733 Third Avenue
Abbe P. Stein, Assistant Secretary       New York, NY 10017-3204

                                         CUSTODIAN AND TRANSFER AGENT
                                         State Street Bank & Trust Company
                                         P.O. Box 419572
                                         Kansas City, MO 64141-6572

-------------------------------------------------------------------------------
FASTFACTS . . . AVAILABLE FOR YOUR CONVENIENCE
The easy and convenient way to obtain the most current information on your mutual funds. By calling our toll free number, 1-800-654-4760, you can receive mutual fund information 24 hours a day. If you require any additional information, please call us at 1-800-858-8850 Monday-Friday 8:30 a.m.-6:00 p.m. (Eastern time).

HERE'S HOW IT WORKS
All you need is:
 * A Touch-Tone Telephone
 * Your account number
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   (the last four digits of your Social Security number, a tax identification number or a number chosen by you)
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
                    CLASS
                   -------
                    A   B
EQUITY FUNDS       --- ---
Balanced Assets     51 551
Blue Chip Growth   522  22
Mid-Cap Growth      71 571
Small Company
 Growth             36 536
Growth and Income   24 524

                    CLASS
                   -------
                    A   B
INCOME FUNDS       --- ---
U.S. Government
 Securities         70 570
Federal
 Securities        534  34
Diversified
 Income            580  80
High Income         28 228
Tax Exempt
 Insured            33 533
Money Market        35 535

                    CLASS
                 -----------
STYLE SELECT      A   B   C
SERIES           --- --- ---
Aggressive
 Growth
 Portfolio       701 711 771
Mid-Cap Growth
 Portfolio       702 712 772
Value Portfolio  704 714 774
International
 Equity
 Portfolio       703 713 773


Press the following Touch-Tone Button(s) to make your selection:


[1]  Fund Prices and Dividend Information

[2]  To Work with Funds You Own

[3]  Order Statements and Checkbooks

[4]  Fund Objectives and Fund Literature Information

[5]  Mailing and Wiring Instructions

[6]  Year-End Information and Duplicate Tax Forms


  2-1  Account Balances and Recent Transactions

  2-2  Fund Prices and Dividend Information on
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 .  When working with a list of funds, you may touch "9" to fast forward to the next fund, or "7" to go back to the previous fund.

---------------------------------------                        -----------------
  SunAmerica Money Market Fund                                     BULK RATE
  The SunAmerica Center                                          U.S. POSTAGE
  733 Third Avenue                                                   PAID
  New York, NY 10017-3204                                       Kansas City, MO
  1-800-858-8850                                                PERMIT NO. 3657
---------------------------------------                        -----------------
This report is submitted solely for the general information of shareholders of the Fund. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

The accompanying report has not been examined by independent accountants and accordingly no opinion has been expressed thereon.



Sponsored by:
[LOGO OF SUNAMERICA ASSET MANAGEMENT APPEARS HERE]

MMANN


                                    June 30, 1997


                            SunAmerica
                         Money Market
                           Fund



                                Semiannual
                                Report




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                                APPEARS HERE]

                                800.858.8850